SUPPLEMENTARY CASH FLOWS INFORMATION	12 Months Ended
Mar. 31, 2019
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOWS INFORMATION
SUPPLEMENTARY CASH FLOWS INFORMATION
Changes in non-cash working capital are as follows:

	2019	2018
		Restated
Cash provided by (used in) non-cash working capital:
Accounts receivable	$(1.3)	$18.1
Contract assets	(72.1)	(84.6)
Inventories	(22.2)	(6.3)
Prepayments	(5.7)	19.7
Income taxes recoverable	(4.9)	(6.5)
Accounts payable and accrued liabilities	157.0	(44.2)
Provisions	(8.7)	(21.0)
Income taxes payable	11.4	11.1
Deferred revenue	(2.5)	(1.7)
Contract liabilities	(15.8)	71.8
Changes in non-cash working capital	$35.2	$(43.6)